Related Party Transactions - Debt Balances (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Total related party debt	$ 538,274	$ 497,155	$ 364,986
Aristeia
Related Party Transaction [Line Items]
Total related party debt	55,340	50,905	35,939
Highbridge
Related Party Transaction [Line Items]
Total related party debt	87,516	80,930	58,709
Mudrick
Related Party Transaction [Line Items]
Total related party debt	224,474	208,078	152,757
Whitebox
Related Party Transaction [Line Items]
Total related party debt	144,111	132,559	93,583
Wolverine
Related Party Transaction [Line Items]
Total related party debt	$ 26,833	$ 24,683	$ 23,998